CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 63,086	$ 52,190
Investments	365	363
Inventories (Note 10)	58,306	58,020
Prepaids and other assets (Note 9)	7,688	3,421
Derivative assets (Note 8a)	369	551
Total current assets	129,814	114,545
Non-current assets
Mineral properties, plant and equipment (Note 11)	165,545	105,119
Deferred tax assets (Note 21)	0	1,569
Restricted cash (Note 8c)	15,844	15,288
Other non-current assets	21	563
Total assets	311,224	237,084
Current liabilities
Accounts payable and accrued liabilities (Note 12, 8a)	24,073	19,919
Debt (Note 13)	0	14,096
Derivative liabilities (Note 8a)	0	2,611
Tax liabilities	3,813	6,482
Lease obligations (Note 14)	7,677	5,237
Reclamation provision (Note 15)	1,344	1,615
Other liabilities	0	182
Total current liabilities	36,907	50,142
Non-current liabilities
Long-term lease obligations (Note 14)	14,153	3,475
Long-term portion	63,981	52,912
Deferred tax liabilities (Note 20)	10,937	0
Total liabilities	125,978	106,529
Equity
Issued capital (Note 16)	313,011	257,481
Share-based payment reserve (Note 16)	11,304	9,895
Investment revaluation reserve	(5)	0
Currency translation reserve	21,775	21,775
Deficit	(160,839)	(158,596)
Total equity	185,246	130,555
Total liabilities and equity	$ 311,224	$ 237,084